Other Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Other Provisions1 [Abstract]
Other Provisions

	SA Rand
Figures in million	2026	2025
Provision for silicosis settlement	252	261
Retirement benefit obligation	—	—
Total other provisions	252	261
Current portion of other provisions	77	65
Non-current portion of other provisions	175	196

Disclosure of Provision for Silicosis Settlement	The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	261	255
Change in estimate (a)	12	2
Time value of money and inflation component	19	21
Payments (b)	(40)	(17)
Balance at end of year	252	261
Current portion of silicosis settlement provision	77	65
Non-current portion of silicosis settlement provision	175	196
(a)The change in estimate relates mainly to a change in the assumptions due to the potential preserved claims, which resulted in an increase of the estimated obligation as at 30 June 2026. This was offset due to the availability of actual exit data and an adjustment to the take-up rate.
(b)These payments comprise of administration, preserved claims payouts and benefit contributions to the Tshiamiso Trust.
During the 2025 financial year, Harmony had surplus funds available in the Tshiamiso Trust and, in accordance with instructions from the Tshiamiso Trust, did not make any further contributions. Benefit contributions resumed during the 2026 financial year.

Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions	The impact of these reasonable possible changes on the assumptions would not have a material impact on the balance.
Disclosure of Unfunded Obligations and Net Liability of Defined Benefit Plan

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	290
Contributions paid	—	(2)
Finance costs	—	6
Remeasurement of liability	—	56
Transfer of liability (a)	—	(350)
Balance at end of year (non-current)	—	—
(a)During September 2024, Harmony transferred a once-off amount of R350 million to RMA as a single premium for the transfer of the economic and financial risk associated with the liability of R294 million. Harmony and RMA have fulfilled all the relevant clauses per the contract, and the liability was transferred to RMA.